SIDLEY AUSTIN LLP 787 Seventh Avenue New York, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG LONDON LOS ANGELES	NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

Founded 1866

January 24, 2011

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Index Funds, Inc.

Post-Effective Amendment No. 18 to

Registration Statement on Form N-1A

(File Nos. 33-15265 and 811-7899)

Ladies and Gentlemen:

On behalf of BlackRock Index Funds, Inc. (the “Corporation”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 18 to the Corporation’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a prospectus for a new share class, Class K Shares, of two series of the Corporation, BlackRock Small Cap Index Fund and BlackRock International Index Fund (each a “Fund” and collectively the “Funds”), as well as a Statement of Additional Information relating to the Funds.

In Investment Company Act Release No. 13768 (February 15, 1991) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

With respect to the Prospectus of the Funds, reference is made to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of BlackRock Large Cap Series Funds, Inc. on behalf of BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships

Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio, which was filed with the Commission on November 24, 2009 (the “Prior Filing”). The disclosure in the Funds’ Prospectus is substantively identical to the Prior Filing with respect to the following matters:

Prospectus:

•	Account Information
•	Management of the Funds
•	General Information
•	For More Information

The disclosure in Part I and Part II of the Funds’ Statement of Additional Information are substantively identical to that found in Post-Effective Amendment No. 16 to the Corporation’s Registration Statement on Form N-1A filed with the Commission on February 26, 2010.

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris

Ellen W. Harris

Enclosures

cc: Aaron Wasserman